Income from operations - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations [Line Items]
Lease expenses, net	[1],[2]	€ 36	€ 52	€ 225
Lease-related fuel, electricity and taxes				32
Income from government grants		107	94	81
Income from subleasing right-of-use assets		325	307
Transaction price allocated to remaining performance obligations		€ 12,193
Percentage of remaining performance obligations within 1 year		48.00%
Employee benefits expense		€ 6,490	6,307	5,827
Provisions for contingent considerations [Member]
Income from operations [Line Items]
Other provisions		318	354	409	€ 66
EPDSolutionsLtd[Member] | Provisions for contingent considerations [Member]
Income from operations [Line Items]
Other provisions		101		239
Share-based compensation expenses [Member]
Income from operations [Line Items]
Employee benefits expense		€ 121	€ 105	€ 102
Not later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year
Later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year

[1]	For 2020 Lease expense relating to short-term and low value leases amounts to EUR 36 million (2019: EUR 52 million).
[2]	Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million.